COMBINED CARVE-OUT BALANCE SHEET - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Nov. 29, 2021	Jun. 30, 2021	Apr. 14, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 10,989,000	$ 1,673,000
Accounts receivable, trade	425,000	811,000
Due from a related party (Note 3(c))	70,000	70,000
Inventories	1,796,000	186,000
Total current assets	13,833,000	3,200,000
FIXED ASSETS:
Vessels, net (Note 4)	44,082,000	45,728,000
Total fixed assets	48,482,000	45,728,000
OTHER NON-CURRENT ASSETS:
Deferred charges, net	810,000	152,000
Total assets	63,125,000	49,080,000
CURRENT LIABILITIES:
Accounts payable, trade and other	327,000	263,000
Due to related parties (Note 3)	210,000	59,000
Accrued liabilities	1,186,000	381,000
Deferred revenue	244,000	228,000
Total current liabilities	2,207,000	931,000
Commitments and contingencies (Note 5)
STOCKHOLDERS' EQUITY:
Additional paid-in capital (Notes 3 and 6)	60,615,000	47,991,000
Accumulated deficit		65,000
Total stockholders' equity	60,918,000	48,149,000		$ 4,000	$ 0
Total liabilities and stockholders' equity	$ 63,125,000	$ 49,080,000
OceanPal Inc. Predecessors
CURRENT ASSETS:
Cash and cash equivalents				1,939		$ 39,638
Accounts receivable, trade				32,680		1,035,069
Due from a related party (Note 3(c))				1,392,146		1,169,637
Inventories				143,701		181,973
Insurance claims						941,488
Prepaid expenses				674,710		869,662
Total current assets				2,245,176		4,237,467
FIXED ASSETS:
Vessels, net (Note 4)				31,207,386		32,249,299
Total fixed assets				31,207,386		32,249,299		$ 25,460,890
OTHER NON-CURRENT ASSETS:
Deferred charges, net				584,017		701,773
Total assets				34,036,579		37,188,539
CURRENT LIABILITIES:
Accounts payable, trade and other				280,622		133,566
Due to related parties (Note 3)				22,930		115,280
Accrued liabilities				1,111,058		1,637,623
Deferred revenue				235,897
Total current liabilities				1,650,507		1,886,469
Commitments and contingencies (Note 5)
STOCKHOLDERS' EQUITY:
Additional paid-in capital (Notes 3 and 6)				140,925,220		144,274,678
Accumulated deficit				(108,539,148)		(108,972,608)
Total stockholders' equity			$ 32,856,325	32,386,072		35,302,070	$ 35,115,449	$ 34,862,173	$ 38,229,247
Total liabilities and stockholders' equity				$ 34,036,579		$ 37,188,539